Financial Risk Management - Loans and Advances Neither Past Due nor Impaired (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 90,682,938	¥ 84,805,192	¥ 85,129,070
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	91,546,318		85,859,927
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	59,856,165		57,830,627
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	16,187,195		16,363,489
Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of credit risk exposure [line items]
Loans and advances			84,856,335
Gross carrying amount [member] | Neither past due nor impaired [member] | Other [member] | Normal [member]
Disclosure of credit risk exposure [line items]
Loans and advances			25,877,492
Gross carrying amount [member] | Neither past due nor impaired [member] | Other [member] | Requiring caution [member]
Disclosure of credit risk exposure [line items]
Loans and advances			167,718
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances			57,068,183
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances			15,975,508
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Other [member] | Normal [member]
Disclosure of credit risk exposure [line items]
Loans and advances			19,198,974
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Other [member] | Requiring caution [member]
Disclosure of credit risk exposure [line items]
Loans and advances			98,696
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Other [member] | Consumer [member] | Normal [member]
Disclosure of credit risk exposure [line items]
Loans and advances			15,900,425
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Other [member] | Consumer [member] | Requiring caution [member]
Disclosure of credit risk exposure [line items]
Loans and advances			73,180
Gross carrying amount [member] | Housing loan [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 11,216,711		11,482,678
Gross carrying amount [member] | Housing loan [member] | Neither past due nor impaired [member] | Domestic [member] | Other [member] | Consumer [member] | Normal [member]
Disclosure of credit risk exposure [line items]
Loans and advances			11,302,350
Gross carrying amount [member] | Housing loan [member] | Neither past due nor impaired [member] | Domestic [member] | Other [member] | Consumer [member] | Requiring caution [member]
Disclosure of credit risk exposure [line items]
Loans and advances			¥ 51,189